Note 21 - Assets Held for Sale - Disposal of Assets Held For Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment		$ 227
Trade and other receivables		84
Total assets		311
Rehabilitation provision		650
Trade and other payables		8
Total liabilities		658
Cash received		1,000
Deferred consideration (at January 31, 2019)		1,953
Total consideration		2,953
Net liabilities derecognised		347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary		2,109
Fair value consideration receivable (at January 31, 2019)		2,953
Profit on sale of subsidiary		$ 5,409